Other comprehensive income (loss) - Reclassification out of accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification out of accumulated other comprehensive loss
Reclassification adjustment for (gains) losses included in net income (loss)	$ 6,847	$ 6,902	$ 3,078
Personnel costs	(590,625)	(562,988)	(476,762)
Other-than-temporary impairment losses on available-for-sale securities	0	0	(8,299)
Income tax (benefit) expense	(147,181)	(119,579)	(230,830)
Net income	671,135	618,158	107,681
Reclassification out of accumulated other comprehensive income
Reclassification out of accumulated other comprehensive loss
Net income	(17,093)	(10,348)	(18,991)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	(23,508)	(18,072)	(18,628)
Income tax (benefit) expense	8,817	7,047	7,262
Net income	(14,691)	(11,025)	(11,366)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan | Amortization of net losses | Personnel costs
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	(23,508)	(21,542)	(22,428)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan | Amortization of prior service credit | Personnel costs
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	0	3,470	3,800
Reclassification out of accumulated other comprehensive income | Unrealized holding gains (losses) on debt securities
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	(20)	0	(8,216)
Income tax (benefit) expense	4	0	1,542
Net income	(16)	0	(6,674)
Reclassification out of accumulated other comprehensive income | Unrealized holding gains (losses) on debt securities | Realized gain (loss) on sale of securities
Reclassification out of accumulated other comprehensive loss
Net (loss) gain and valuation adjustments on debt securities	(20)	0	83
Other-than-temporary impairment losses on available-for-sale securities	0	0	(8,299)
Reclassification out of accumulated other comprehensive income | Unrealized holding gains (losses) on equity securities
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	0	0	251
Income tax (benefit) expense	0	0	(50)
Net income	0	0	201
Reclassification out of accumulated other comprehensive income | Unrealized holding gains (losses) on equity securities | Realized gain on sale of equity securities
Reclassification out of accumulated other comprehensive loss
Net gain on equity securities	0	0	251
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	(3,882)	1,110	(1,888)
Income tax (benefit) expense	1,496	(433)	736
Net income	(2,386)	677	(1,152)
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges | Forward contracts | Mortgage banking activities
Reclassification out of accumulated other comprehensive loss
Income (loss) before tax	(3,992)	1,110	(1,888)
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges | Interest Rate Swap [Member]
Reclassification out of accumulated other comprehensive loss
Other Operating Income	$ 110	$ 0	$ 0